Short-Term Investments	12 Months Ended
Dec. 31, 2024
Short-Term Investments [Abstract]
Short-term investments

Note 4 – Short-term investments

Short-term investments consist of the following:

	As of December 31,	As of December 31,
	2024	2023

Marketable securities	$215,375	$496,122
Wealth management products	4,691,385	-
Total	$4,906,760	$496,122

The balances of wealth management products as of December 31, 2024 represent wealth management products with variable rates of return or non-principle-guaranteed purchased from commercial banks.

For the years ended December 31, 2024, 2023 and 2022, the unrealized gain (loss) related to investments in marketable securities was US$(280,747), US$(35,758) and US$640,998, respectively.

There was no unrealized gain or loss associated with the wealth management products as of December 31, 2024 and 2023. No impairment charges were recorded for the years ended December 31, 2024, 2023 and 2022.